Expenses by nature - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 21, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Expenses by nature [abstract]
Employee benefits expense		$ (10,882)	$ (10,165)	$ (9,981)
Increase in employee benefits expense	$ 143